Related Party Transactions (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Related Party Transaction [Line Items]
Amounts due from related parties repayment period, description			not expected to be repaid within one year
Due from related companies	$ 74,000		$ 74,000	$ 3,611,000
Due to related companies	$ 0		$ 0	271,000
Management fee				60,000
Lease term	10 years		10 years		36 months
Rent expense	$ 1,000	$ 159,000		160,000
Royalty [Member]
Related Party Transaction [Line Items]
Royalty revenue received from franchisees	$ 17,000	$ 322,000		$ 1,182,000